SUMMARY OF SIGNIFCANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFCANT ACCOUNTING POLICIES
Accounts receivables	$ 6,387	$ 40,169
Accounts receivables and retention receivables		$ 76,784	$ 6,385